GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		$ 354,527	$ 372,386	$ 340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(411,035)	(278,469)	(17,333)
Capital expenditures		(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities		195,501	584,935	763,326
Purchases of marketable debt securities		(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments		14,194	15,214	5,324
Purchases of long-term investments		(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.				11,355
Other, net		(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations		(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		57,101	22,166	14,291
Liberty Exchange	(217,900)			(217,921)
Other, net		(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations		44,301	(372,233)	(717,210)
Total cash used in (provided by) continuing operations		46,740	(25,033)	(494,599)
Total cash used in discontinued operations		(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents		2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents		45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period		704,153	742,099	1,245,997
Cash and cash equivalents at end of period		749,977	704,153	742,099
IAC
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		(116,353)	(75,300)	13,637
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(35,159)
Capital expenditures		(3,969)	(798)	0
Proceeds from maturities and sales of marketable debt securities		195,501	267,635
Purchases of marketable debt securities		(53,952)	(74,240)
Proceeds from sales of long-term investments		14,194	10,214	5,324
Purchases of long-term investments		(27,187)	(35,263)	(697)
Other, net		(351)		1,967
Net cash used in investing activities attributable to continuing operations		89,077	167,548	6,594
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		52,209	22,166	5,202
Liberty Exchange				(217,921)
Intercompany		(56,840)	824,194	703,868
Other, net		(12,937)	(3,843)
Net cash provided by (used in) financing activities attributable to continuing operations		(14,720)	456,869	(22,510)
Total cash used in (provided by) continuing operations		(41,996)	549,117	(2,279)
Total cash used in discontinued operations		(3,971)	(7,166)	457
Effect of exchange rate changes on cash and cash equivalents			3,271
Net increase (decrease) in cash and cash equivalents		(45,967)	545,222	(1,822)
Cash and cash equivalents at beginning of period		545,222	0	1,822
Cash and cash equivalents at end of period		499,255	545,222	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		458,190	369,744	311,054
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(340,648)	(80,998)	(10,000)
Capital expenditures		(29,550)	(28,924)	(36,497)
Purchases of long-term investments		(724)	(51,008)	(9)
Other, net		117	1,886	(541)
Net cash used in investing activities attributable to continuing operations		(370,805)	(159,044)	(47,047)
Cash flows from financing activities attributable to continuing operations:
Excess tax benefits from stock-based awards		4,892		4,285
Intercompany		(92,259)	(210,593)	(268,041)
Other, net			(249)
Net cash provided by (used in) financing activities attributable to continuing operations		(87,367)	(210,842)	(263,756)
Total cash used in (provided by) continuing operations		18	(142)	251
Effect of exchange rate changes on cash and cash equivalents		(18)	142	(251)
Net increase (decrease) in cash and cash equivalents		0	0	0
Cash and cash equivalents at beginning of period		0	0	0
Cash and cash equivalents at end of period		0	0	0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		12,690	77,942	16,016
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(35,228)	(197,471)	(7,333)
Capital expenditures		(17,682)	(10,232)	(3,332)
Proceeds from maturities and sales of marketable debt securities			317,300	763,326
Purchases of marketable debt securities			(129,730)	(838,155)
Proceeds from sales of long-term investments			5,000
Purchases of long-term investments		(8,183)	(3,974)	(1,577)
Dividend received from Meetic S.A.				11,355
Other, net		(9,267)	(14,583)	(1,927)
Net cash used in investing activities attributable to continuing operations		(70,360)	(33,690)	(77,643)
Cash flows from financing activities attributable to continuing operations:
Excess tax benefits from stock-based awards				4,804
Intercompany		149,099	(613,601)	(435,827)
Other, net		(2,711)	(4,659)	79
Net cash provided by (used in) financing activities attributable to continuing operations		146,388	(618,260)	(430,944)
Total cash used in (provided by) continuing operations		88,718	(574,008)	(492,571)
Total cash used in discontinued operations		499	(1,251)	(8,002)
Effect of exchange rate changes on cash and cash equivalents		2,574	(7,909)	(1,503)
Net increase (decrease) in cash and cash equivalents		91,791	(583,168)	(502,076)
Cash and cash equivalents at beginning of period		158,931	742,099	1,244,175
Cash and cash equivalents at end of period		250,722	158,931	742,099
Total Eliminations
Cash flows from investing activities attributable to continuing operations:
Net cash used in investing activities attributable to continuing operations		0
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities attributable to continuing operations		354,527	372,386	340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired		(411,035)	(278,469)	(17,333)
Capital expenditures		(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities		195,501	584,935	763,326
Purchases of marketable debt securities		(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments		14,194	15,214	5,324
Purchases of long-term investments		(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.				11,355
Other, net		(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations		(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt		500,000
Purchase of treasury stock		(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes		262,841	132,785	25,939
Dividends		(68,163)	(10,668)
Excess tax benefits from stock-based awards		57,101	22,166	14,291
Liberty Exchange				(217,921)
Other, net		(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations		44,301	(372,233)	(717,210)
Total cash used in (provided by) continuing operations		46,740	(25,033)	(494,599)
Total cash used in discontinued operations		(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents		2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents		45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period		704,153	742,099	1,245,997
Cash and cash equivalents at end of period		$ 749,977	$ 704,153	$ 742,099